Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 49,605	[1]	$ 51,584	[1]	$ 54,657	[1]
Costs and expenses:
Cost of sales(a)	9,577	[1],[2]	9,586	[1],[2]	9,821	[1],[2]
Selling, informational and administrative expenses(a)	14,097	[1],[2]	14,355	[1],[2]	15,171	[1],[2]
Research and development expenses(a)	8,393	[1],[2]	6,678	[1],[2]	7,482	[1],[2]
Amortization of intangible assets	4,039	[1]	4,599	[1]	5,109	[1]
Restructuring charges and certain acquisition-related costs	250	[1]	1,182	[1]	1,810	[1]
Other (income)/deductions––net	1,009	[1]	(532)	[1]	4,022	[1]
Income from continuing operations before provision for taxes on income	12,240	[1],[3]	15,716	[1],[3]	11,242	[1],[3]
Provision for taxes on income	3,120	[1]	4,306	[1]	2,221	[1]
Income from continuing operations	9,119	[1]	11,410	[1]	9,021	[1]
Discontinued operations:
Income from discontinued operations––net of tax	(6)	[1],[4]	308	[1],[4]	794	[1],[4]
Gain on disposal of discontinued operations––net of tax	55	[1],[4],[5]	10,354	[1],[4],[5]	4,783	[1],[4],[5]
Discontinued operations––net of tax	48	[1],[4]	10,662	[1],[4]	5,577	[1],[4]
Net income before allocation to noncontrolling interests	9,168	[1]	22,072	[1]	14,598	[1]
Less: Net income attributable to noncontrolling interests	32	[1]	69	[1]	28	[1]
Net income attributable to Pfizer Inc.	$ 9,135	[1]	$ 22,003	[1]	$ 14,570	[1]
Earnings per common share––basic:
Income from continuing operations attributable to Pfizer Inc. common shareholders (in dollars per share)	$ 1.43	[1]	$ 1.67	[1]	$ 1.21	[1]
Discontinued operations––net of tax (in dollars per share)	$ 0.01	[1]	$ 1.56	[1]	$ 0.75	[1]
Net income attributable to Pfizer Inc. common shareholders (in dollars per share)	$ 1.44	[1]	$ 3.23	[1]	$ 1.96	[1]
Earnings per common share––diluted:
Income from continuing operations attributable to Pfizer Inc. common shareholders	$ 1.41	[1]	$ 1.65	[1]	$ 1.20	[1]
Discontinued operations––net of tax	$ 0.01	[1]	$ 1.54	[1]	$ 0.74	[1]
Net income attributable to Pfizer Inc. common shareholders	$ 1.42	[1]	$ 3.19	[1]	$ 1.94	[1]
Weighted-average shares––basic	6,346	[1]	6,813	[1]	7,442	[1]
Weighted-average shares––diluted	6,424	[1]	6,895	[1]	7,508	[1]
Cash dividends paid per common share (in dollars per share)	$ 1.04	[1]	$ 0.96	[1]	$ 0.88	[1]

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Income from continuing operations before provision for taxes on income.
[4]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.
[5]	Includes post-close adjustments for the periods subsequent to disposal.